Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Current assets:
Cash and cash equivalents	$ 167.5	$ 153.7
Restricted cash and cash equivalents	3.2	2.5
Restricted cash and cash equivalents - Asbestos	60.2	126.4
Restricted short-term investments - Asbestos	0.1	7.1
Accounts and other receivables, net of allowance for doubtful accounts of US$1.0 million and US$2.1 million as of 31 March 2014 and 31 March 2013, respectively	139.2	149.0
Inventories	190.7	172.1
Prepaid expenses and other current assets	21.9	19.2
Insurance receivable - Asbestos	28.0	22.2
Workers' compensation - Asbestos	4.3	0.9
Deferred income taxes	21.6	24.9
Deferred income taxes - Asbestos	16.5	18.6
Total current assets	653.2	696.6
Restricted cash and cash equivalents	1.8	2.5
Property, plant and equipment, net	711.2	658.9
Insurance receivable - Asbestos	198.1	209.4
Workers' compensation - Asbestos	47.6	60.7
Deferred income taxes	11.7	20.6
Deferred income taxes - Asbestos	455.2	434.1
Other assets	27.7	30.4
Total assets	2,106.5	2,113.2
Current liabilities:
Accounts payable and accrued liabilities	142.0	103.7
Current portion of long-term debt - Asbestos	47.0
Dividends payable	124.6
Accrued payroll and employee benefits	56.7	44.0
Accrued product warranties	7.7	6.6
Income taxes payable	5.4	6.0
Asbestos liability	134.5	135.0
Workers' compensation - Asbestos	4.3	0.9
Other liabilities	15.0	26.7
Total current liabilities	537.2	322.9
Deferred income taxes	93.0	95.4
Accrued product warranties	23.7	20.5
Asbestos liability	1,571.7	1,558.7
Workers' compensation - Asbestos	47.6	60.7
Other liabilities	32.3	36.8
Total liabilities	2,305.5	2,095.0
Commitments and contingencies (Note 13)
Shareholders' equity:
Common stock, Euro 0.59 par value, 2.0 billion shares authorised; 445,033,502 shares issued at 31 March 2014 and 441,644,484 shares issued at 31 March 2013	230.6	227.3
Additional paid-in capital	139.7	101.1
Accumulated deficit	(602.4)	(357.6)
Accumulated other comprehensive income	33.1	47.4
Total shareholders' (deficit) equity	(199.0)	18.2
Total liabilities and shareholders' (deficit) equity	$ 2,106.5	$ 2,113.2